Deposits - Schedule of Deposits (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Deposits [Abstract]
Deposits, Brokered Deposits	$ 213.5	$ 229.6
Weighted Average Rate Domestic Deposit, Brokered, excluding cost of interest rate derivatives used to hedge interest expense	0.15%	0.19%
Brokered certificates of deposit	$ 18.5	$ 0
Brokered certificates of deposits, weighted average interest rate	3.49%